Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Long-term Debt and Finance Leases, Including Current Maturities
The carrying value and estimated fair value of our total long-term debt and finance leases, including current maturities, were as follows (in millions):

	March 31, 2025		September 30, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt and finance leases, including current maturities (1)	$131.7	$124.6	$315.2	$305.3

(1)	Current and prior period long-term debts’ carrying and fair values exclude net debt issuance costs.

The carrying value and estimated fair value of the Company’s long-term debt, including current maturities, were as follows (in millions):

	September 30, 2024		September 30, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt and finance leases, including current maturities (1)	$315.2	$305.3	$538.3	$493.6

(1)	Current and prior period long-term debts’ carrying and fair values exclude net debt issuance costs.